Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Share-based compensation recognized in costs and expenses

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Cost of revenues	7,293	16,295	6,335	978
Sales and marketing expenses	3,922	10,200	3,043	470
General and administrative expenses	3,662	20,927	21,836	3,371
Technology and product development expenses	1,846	5,759	3,140	485
Total	16,723	53,181	34,354	5,304

Summary of share option activities

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2013	13,997,069	0.03	5.4	5.9
Granted	30,732,900	0.58
Forfeited and expired	(1,408,938)	0.44
Exercised	(3,550,910)	0.03		3.6
Outstanding as of December 31, 2013	39,770,121	0.44	8.1	30.2
Granted	21,052,758	1.30
Forfeited and expired	(4,013,850)	0.91
Exercised	(6,542,022)	0.23		7.1
Outstanding as of December 31, 2014	50,267,007	0.79	8.2	17.6
Granted	8,020,000	0.92
Forfeited and expired	(8,379,197)	1.03
Exercised	(3,790,280)	0.36		1.5
Outstanding as of December 31, 2015	46,117,530	0.81	7.5	7.6
Exercisable as of December 31, 2015	19,685,325	0.58	6.2	6.2
Vested and expected to vest as of December 31, 2015	38,650,898	0.76	7.3	7.3

Share options valuation assumption

	For the Years Ended December 31,
	2013	2014	2015
Expected volatility rate	57.6%-58.42%	56.1%-57.5%	54.23%-54.32%
Expected dividend yield	—	—	—
Expected term (years)	6.16	5.81-6.16	5.91-6.16
Risk-free interest rate (per annum)	1.54%-1.88%	1.43%-1.88%	1.9%-1.98%

Summary of restricted share units activities

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2013	1,687,178	1.07
Granted	—	—
Vested	(1,156,282)	1.07
Forfeited	(105,317)	1.07
Unvested as of December 31, 2013	425,579	1.07
Granted	—	—
Vested	(386,763)	1.07
Forfeited	(6,316)	1.07
Unvested as of December 31, 2014	32,500	1.07
Granted	—	—
Vested	(32,500)	1.07
Forfeited	—	—
Unvested as of December 31, 2015	—	—

Summary of restricted share activities

		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested as of January 1, 2013	4,759,780	1.07
Granted	—	—
Vested	(2,864,780)	1.07
Forfeited	(1,050,000)	1.07
Unvested as of December 31, 2013	845,000	1.07
Granted	—	—
Vested	(676,250)	1.07
Forfeited	(168,750)	1.07
Unvested as of December 31, 2014	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested as of December 31, 2015	—	—